INCORPORATION AND GOING CONCERN (Details)		12 Months Ended
	Sep. 18, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
INCORPORATION AND GOING CONCERN
Cash on hand		$ 9,242,809	$ 17,507,157	$ 22,954,571	$ 55,026,171
Cash sufficient for number of months of operation		5 months
Conversion of stock split ratio	0.01